Bank Loans (Details) - Schedule of Principal Repayments to Maturity by Fiscal Year	12 Months Ended
Dec. 31, 2023 EUR (€)
Schedule of Principal Repayments to Maturity by Fiscal Year [Abstract]
2024	€ 233,926
2025	94,310
Thereafter
Total	€ 328,236